Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	1,524,377
Proposed Maximum Offering Price per Unit	27.59
Maximum Aggregate Offering Price	$ 42,057,561.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,808.15
Offering Note	(1) Consists of 1,524,377 shares of common stock of the registrant to be offered and sold by the selling securityholders. Pursuant to Rule 416 under the Securities Act, the registrant is also registering an indeterminate number of additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. (2) Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and the low prices as reported on the New York Stock Exchange on January 26, 2026.